Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities:
Net (loss)/income	¥ 231,696	$ 33,132	¥ 304,399	¥ (91,279)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	97,542	13,948	114,598	155,001
Noncash operating lease expense	717,520	102,604	717,068	789,981
Foreign exchange gain	1,277	183	1,981	1,963
Share-based compensation	78,437	11,216	118,490	136,646
Loss on disposal of property and equipment	1,855	265	7,824	40,862
Allowance for credit losses	3,643	521	4,035	3,980
Changes in operating assets and liabilities:
Accounts receivable	(68,275)	(9,763)	(18,747)	36,216
Inventories	(16,884)	(2,414)	(81,729)	133,012
Advance to suppliers	(51,375)	(7,347)	11,002	10,103
Prepayments and other current assets	(17,039)	(2,437)	13,426	(26,611)
Other non-current assets	(2,582)	(369)	(15,572)	32,984
Accounts payable	259,869	37,161	238,289	(464,506)
Salary and welfare payable	(12,621)	(1,805)	84,079	(96,031)
Customer advances and deferred revenue	(6,016)	(860)	38,996	(12,730)
Accrued expenses and other current liabilities	5,006	716	94,988	(135,403)
Operating lease liabilities	(690,994)	(98,811)	(721,012)	(800,000)
Other non-current liabilities	4,455	637	16,912	51,206
Net cash (used in)/ generated from operating activities	535,514	76,577	929,027	(234,606)
Investing activities:
Purchases of property and equipment	(177,764)	(25,420)	(98,176)	(83,326)
Proceeds from disposal of property and equipment	3,079	440	5,098	26,241
Purchases of short-term investments and time deposits	(4,731,708)	(676,625)	(5,704,149)	(8,167,389)
Maturities of short-term investments and time deposits	5,342,895	764,024	6,272,727	8,734,823
Acquisition of other investments	(6,900)	(987)	0	0
Proceeds from redemption of debt and equity investments	0	0	0	8,980
Net cash generated from investing activities	429,602	61,432	475,500	519,329
Financing activities:
Proceeds from short-term borrowings	4,965,121	710,003	8,395,377	11,886,559
Repayment of short-term borrowings	(5,699,854)	(815,068)	(10,089,338)	(12,824,324)
Repurchase of ordinary shares	(8,793)	(1,257)	(30,510)	0
Proceeds from exercise of share-based awards	184	26	548	3,341
Net cash used in financing activities	(743,342)	(106,296)	(1,723,923)	(934,424)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(4,854)	(693)	(94)	456
Net (decrease)/increase in cash and cash equivalents and restricted cash	216,920	31,020	(319,490)	(649,245)
Cash and cash equivalents and restricted cash at the beginning of the year	890,215	127,299	1,209,705	1,858,950
Cash and cash equivalents and restricted cash at the end of the year	1,107,135	158,319	890,215	1,209,705
Supplemental disclosure of cash flow information:
Interest paid	16,022	2,291	46,708	103,848
Non-cash investing and financing activities:
Purchase of property and equipment included in accrued expenses and other liabilities	36,077	5,159	15,686	31,975
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents	1,106,795	158,270	887,427	1,209,225
Restricted cash	340	$ 49	2,788	480
Cash and cash equivalents and restricted cash at the end of the year	¥ 1,107,135		¥ 890,215	¥ 1,209,705